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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

    The Analytic Series Fund
    2222 Martin Street, Suite 230
    Irvine, CA 92715-1406
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    Short-Term Government Portfolio
    Master Fixed Income Portfolio
    Enhanced Equity Portfolio
 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-7366

    Securities Act File Number: 33-55758
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

    12/31/95
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:
          2,337,629 shares         $24,695,992


  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

          2,337,629 shares         $24,695,992


 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     +     24,695,992
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -      4,166,241
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued        20,529,751
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x    .0003448579
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by                7,080.00
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                             2/21/96 and 2/26/96
____________________________________________________________________________
                                 SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* Deborah Sheflin
                           _______________________________________________

                            Vice President
                           _______________________________________________

              2/14/96
  Date________________________

*Please print the name and title of the signing officer below the signature.

__________________________________________________________________________


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                       PAUL, HASTINGS, JANOFSKY & WALKER
                           555 South Flower Street
                        Los Angeles, California 90071

                           Telephone (213) 683-6000

                              February 13, 1996


The Analytic Series Fund
2222 Martin Street
Suite 230
Irvine, California 92715

     Re:  Rule 24f-2 Notice for Fiscal Year
          Ended December 31, 1995
          SEC File Nos. 33-55758, 811-7366


Ladies and Gentlemen:


          You have requested that we render an opinion to The Analytic Series Fund (the "Fund") as to the matters described in Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), which opinion you are required to file with the Securities and Exchange Commission (the "Commission") together with a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 (the "Notice").

          With respect to factual matters in this opinion, we have relied upon the accuracy of the representations made to us by the Treasurer of the Fund in a certificate executed by him and have not independently verified the accuracy of such factual information. We have also examined originals or copies, certified or otherwise identified to our satisfaction as being true copies, of those corporate records of the Fund, certificates of public officials, and other documents and matters as we have deemed necessary for the purpose of this opinion. We have assumed without independent investigation or verification the authenticity of the documents submitted to us as originals and the conformity to the original documents of all documents submitted to us as copies.

          Upon the basis of the foregoing and in reliance thereon, and in reliance upon such other matters as we deem relevant under the circumstances, it is our opinion that the shares of common stock of the Fund issued during the Fund's fiscal year ended December 31, 1995, the registration of


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which shares the Notice makes definite in number, are legally issued, fully paid and nonassessable.

          We have not verified, are not passing upon and do not assume any responsibility for the accuracy or completeness of the statements contained in the Notice, or for the propriety of the filing of the Notice with the Commission. Our opinion is limited to the Act and the laws of the State of Delaware, and we express no opinion as to the applicability or effect of the laws of any other jurisdiction.

          This letter is furnished to you pursuant to your request and to the requirements imposed upon you by Rule 24f-2(b)(1) under the Act and is intended solely for your benefit for the purpose of completing the filing of the Notice with the Commission. This letter may not be used for any other purpose or furnished to or relied upon by any other persons, or including in any filing made with any other regulatory authority, without our prior written consent.

                              Very truly yours,


                              PAUL, HASTINGS, JANOFSKY & WALKER